PELP Acquisition (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition				Oct. 04, 2017
Fair value of Operating Partnership units ("OP units") issued				$ 401,630
OP units, share price							$ 11.00	$ 10.20	$ 10.20
Transaction expenses				$ 15,713	$ 0	$ 0
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition				Oct. 04, 2017
Fair value of Operating Partnership units ("OP units") issued	$ 401,630			$ 401,630
Corporate debt	432,091			432,091
Mortgages and notes payable	72,649			72,649
Cash payments	30,420			30,420
Fair value of earn-out	38,000			38,000
Total consideration	974,790			974,790
Debt repaid on transaction date	(432,091)			(432,091)
Net consideration	$ 542,699			542,699
OP units issued, shares		39.4
OP units, share price									$ 10.20
Business combination, post-transaction acquirer ownership percentage									80.60%
Business combination, post-transaction acquiree ownership percentage									19.40%
Transaction expenses			$ 1,600	$ 17,000	$ 1,300
OP Units | Phillips Edison Limited Partnership
Business Acquisition [Line Items]
OP units issued, shares	12.5	12.5